UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2007

Check here if Amendment 		[   ];  Amendment Number :
This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.
Institutional Investment Manager Filing this Report

Name:    	Old Second National Bank
Address: 	37 South River Street
		Aurora, 	IL	60506

13F File Number : 28-13244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Joel A. Binder
Title: 	1st Vice President
Phone:	630-844-6767

Signature,Place, and Date Of Signing:

Joel A. Binder 		Aurora IL 		June 30, 2007
[Signature]		[City, State]		[Date]

Special 5: This report was mailed in error to the OCC in a timely matter. To be in compliance we are electronically submitting all past reports mailed that our system was capible to complete.

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Joel A. Binder		Aurora, IL		June 30, 2007
[Signature]		[City, State]		[Date]

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	97
Form 13F Information Table Value Total: $243,008(x1000)
List of Other Managers: NONE

                                                    Market             Investment Direction                Voting Authority
 Name Of Issuer              Type      Cusip        Value        Shares/PV  Sole   Shared   Other      Sole  Shared     Other
						   (x 1000)

AT&T Inc                     Equity    00206R102    1,691       40,735 SH   29,843    10,893     0    39,963   0        772

Abbott Laboratories          Equity    002824100    4,534       84,674 SH   63,779    20,895     0    84,434   0        240

Air Products & Chemicals Inc Equity    009158106    1,607       19,991 SH   19,017       974     0    19,991   0          0

Alcoa Inc                    Equity    013817101      380        9,364 SH    7,400     1,964     0     8,889   0        475

Altria Group Inc             Equity    02209S103    3,571       50,916 SH   45,431     5,485     0    50,816   0        100

American Express Co          Equity    025816109      336        5,500 SH    5,500         0     0     5,500   0          0

American International Group Equity    026874107    3,015       43,056 SH   40,677     2,379     0    42,906   0        150

Amgen Inc                    Equity    031162100      276        4,996 SH    4,406       590     0     4,746   0        250

Apache Corp                  Equity    037411105    2,583       31,658 SH   31,008       650     0    31,558   0        100

Avon Products                Equity    054303102    2,237       60,873 SH   60,023       850     0    60,848   0         25

BP Amoco Plc Sponsored Adr   Equity    055622104    1,020       14,133 SH   13,010     1,123     0    14,133   0          0

Bank America Corp            Equity    060505104    3,338       68,274 SH   63,802     4,472     0    67,944   0        330

Baxter Intl Inc              Equity    071813109    1,317       23,382 SH   22,922       460     0    23,382   0          0

Biotech Holders Tr Depos     Equity    09067D201    2,866       17,050 SH   16,607       443     0    17,000   0         50

Boeing Co                    Equity    097023105    2,709       28,171 SH   28,171         0     0    28,171   0          0

Bristol Myers Squibb Co      Equity    110122108      257        8,158 SH    4,150     4,008     0     8,158   0          0

Caterpillar Inc              Equity    149123101    3,749       47,886 SH   46,098     1,788     0    47,186   0        700

Chevron Corp                 Equity    166764100    6,282       74,577 SH   67,234     7,343     0    74,232   0        345

Chubb Corp                   Equity    171232101    3,112       57,478 SH   55,123     2,355     0    57,158   0        320

Cisco Systems Inc            Equity    17275R102    4,893      175,713 SH  168,608     7,105     0   173,763   0      1,950

Citigroup Inc                Equity    172967101    3,833       74,729 SH   65,019     9,710     0    74,269   0        460

Coca Cola Co                 Equity    191216100    4,087       78,137 SH   75,126     3,011     0    77,797   0        340

Conocophillips Com           Equity    20825C104      213        2,717 SH    1,532     1,185     0     2,717   0          0

Curtiss-Wright Corp          Equity    231561101      254        5,452 SH        0     5,452     0     5,452   0          0

Devon Energy Corp New        Equity    25179M103      340        4,340 SH    4,340         0     0     4,340   0          0

Disney Common Stock          Equity    254687106    3,716      107,293 SH  102,877     4,416     0   106,843   0        450

Dominion Resources Inc New   Equity    25746U109    1,989       23,050 SH   22,800       250     0    22,942   0        108

Dow Chemical Co              Equity    260543103      518       11,707 SH   10,757       950     0    11,457   0        250

Ebay Inc Com                 Equity    278642103    2,132       66,265 SH   65,522       743     0    66,265   0          0

Emerson Electric Corp        Equity    291011104    2,997       64,047 SH   61,707     2,340     0    64,007   0         40

Exelon Corp                  Equity    30161N101      800       11,023 SH    6,811     4,212     0    11,023   0          0

Exxon Mobil Corp             Equity    30231G102    5,862       69,885 SH   57,322    12,563     0    68,490   0      1,395

Fifth Third Bancorp          Equity    316773100      216        5,438 SH    3,100     2,338     0     5,438   0          0

First Data Corp              Equity    319963104    1,755       53,726 SH   51,326     2,400     0    52,126   0      1,600

Franklin Resources Inc       Equity    354613101    2,781       20,991 SH   20,421       570     0    20,851   0        140

Gannett Co                   Equity    364730101    1,136       20,681 SH   20,681         0     0    20,681   0          0

General Dynamics Corp        Equity    369550108      364        4,657 SH    4,657         0     0     4,437   0        220

General Electric Co          Equity    369604103    5,521      144,225 SH  124,633    19,592     0   143,515   0        710

General Mills Inc            Equity    370334104      570        9,765 SH    4,965     4,800     0     9,765   0          0

Hewlett Packard Co           Equity    428236103      269        6,018 SH    5,808       210     0     5,443   0        575

Intel Corp                   Equity    458140100    5,232      220,401 SH  205,951    14,450     0   217,421   0      2,980

International Business       Equity    459200101      385        3,660 SH    1,637     2,023     0     3,520   0        140

International Paper Co       Equity    460146103    1,466       37,543 SH   36,004     1,539     0    37,543   0          0

J P Morgan Chase & Co        Equity    46625H100    3,971       81,958 SH   70,123    11,835     0    81,658   0        300

Johnson & Johnson            Equity    478160104    4,316       70,049 SH   65,794     4,255     0    69,604   0        445

Kraft Foods Inc Class A      Equity    50075N104      373       10,574 SH    8,085     2,489     0    10,574   0          0

Lilly Eli & Co               Equity    532457108    1,196       21,405 SH   21,405         0     0    21,405   0          0

Lincoln National Corp        Equity    534187109    2,643       37,251 SH   37,079       172     0    37,251   0          0

Lowes Companies Inc          Equity    548661107    1,875       61,103 SH   57,303     3,800     0    60,473   0        630

Mb Financial                 Equity    55264U108    1,029       29,625 SH   29,625         0     0    29,625   0          0

Manulife Financial           Equity    56501R106    4,402      117,956 SH  117,956         0     0   117,956   0          0

Marathon Oil Corp            Equity    565849106    2,804       46,761 SH   45,265     1,496     0    46,361   0        400

McDonalds Corp               Equity    580135101    1,417       27,909 SH   27,431       478     0    27,809   0        100

Medtronic Inc                Equity    585055106    2,755       53,125 SH   51,345     1,780     0    52,685   0        440

Merck & Co Inc               Equity    589331107      778       15,624 SH   14,774       850     0    15,624   0          0

Merrill Lynch & Co Inc       Equity    590188108    2,809       33,607 SH   32,357     1,250     0    33,307   0        300

Metlife Inc                  Equity    59156R108    2,316       35,924 SH   34,224     1,700     0    35,924   0          0

Microsoft Corp               Equity    594918104    4,791      162,583 SH  152,002    10,581     0   161,223   0      1,360

Motorola Inc                 Equity    620076109    1,508       85,182 SH   84,382       800     0    84,882   0        300

National Oilwell Varco       Equity    637071101    1,308       12,551 SH   11,401     1,150     0    12,551   0          0

Nicor Inc                    Equity    654086107      270        6,288 SH    4,873     1,415     0     6,288   0          0

Old Second Bancorp Inc       Equity    680277100   44,674    1,532,025 SH1,353,560   178,465     0 1,504,000   0     28,025

Old Second Capital Trust     Equity    680280104      272       26,900 SH   26,900         0     0    26,900   0          0

Oracle Corp                  Equity    68389X105    4,643      235,548 SH  222,678    12,870     0   234,568   0        980

Pepsico Inc.                 Equity    713448108    3,778       58,263 SH   52,900     5,353     0    58,053   0        200

Pfizer Inc                   Equity    717081103    3,066      119,905 SH   96,524    23,381     0   118,975   0        930

Powershares DB Comm.	     Equity    73935S105      843       32,800 SH   32,800         0     0    32,800   0          0

Procter & Gamble Co          Equity    742718109    5,433       88,784 SH   73,551    15,233     0    88,419   0        365

Regal-Beloit Corp            Equity    758750103      209        4,500 SH    4,500         0     0     4,500   0          0

Sanfilippo John B & Son Inc. Equity    800422107      207       18,832 SH   18,832         0     0    18,832   0          0

Schlumberger Ltd             Equity    806857108    3,310       38,964 SH   37,482     1,482     0    38,824   0        140

Select Sector Spdr Tr Utils  Equity    81369Y886    2,555       64,552 SH   60,252     4,300     0    64,552   0          0

Southern Co.                 Equity    842587107      220        6,421 SH    2,562     3,859     0     6,421   0          0

Streettracks DJ Wilshire     Equity    86330E604      714        8,800 SH    8,800         0     0     8,800   0          0

Target Corp                  Equity    87612E106    1,850       29,087 SH   26,651     2,436     0    28,887   0        200

Teva Pharmaceutical Inds Ltd Equity    881624209    2,327       56,401 SH   51,701     4,700     0    55,761   0        640

Texas Instruments Inc        Equity    882508104    2,052       54,523 SH   49,518     5,005     0    54,073   0        450

3m Co                        Equity    88579Y101    2,883       33,221 SH   30,176     3,045     0    33,071   0        150

US Bancorp Del Com New       Equity    902973304    4,584      139,117 SH   59,374    79,743     0   139,117   0          0

United Parcel Service Inc    Equity    911312106    2,091       28,640 SH   28,510       130     0    28,640   0          0

United Technologies Corp     Equity    913017109      845       11,913 SH   11,913         0     0    11,913   0          0

Unitrin Inc                  Equity    913275103    1,033       21,000 SH        0    21,000     0    21,000   0          0

Verizon Communications       Equity    92343V104    3,404       82,685 SH   76,528     6,157     0    82,485   0        200

Wachovia Corp 2nd New        Equity    929903102      944       18,413 SH   14,984     3,429     0    18,413   0          0

Wal-Mart Stores Inc          Equity    931142103    1,935       40,210 SH   38,080     2,130     0    39,830   0        380

Walgreen Co                  Equity    931422109      273        6,259 SH    4,609     1,650     0     6,159   0        100

Waste Management New         Equity    94106L109    2,728       69,871 SH   68,456     1,415     0    69,799   0         72

Waters Corp                  Equity    941848103    1,021       17,206 SH   17,206         0     0    17,206   0          0

Wellpoint Inc                Equity    94973V107    1,096       13,735 SH   13,035       700     0    13,735   0          0

Wells Fargo & Co New         Equity    949746101      593       16,850 SH   14,400     2,450     0    16,850   0          0

Western Union Co             Equity    959802109      204        9,776 SH    7,376     2,400     0     8,176   0      1,600

Wisconsin Energy Corp        Equity    976657106      270        6,102 SH    6,102         0     0     6,102   0          0

Wyeth Com                    Equity    983024100      229        4,000 SH        0     4,000     0     4,000   0          0

Zimmer Holdings Inc          Equity    98956P102    2,817       33,181 SH   31,886     1,295     0    32,991   0        190

Everest Re Group Ltd         Equity    G3223R108      472        4,343 SH    3,093     1,250     0     4,263   0         80

Transocean Sedco Forex Inc   Equity    G90078109    2,412       22,758 SH   21,998       760     0    22,738   0         20

Flextronics Intl Ltd Com     Equity    Y2573F102      248       22,958 SH   18,008     4,950     0    21,973   0        985
